Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Loan Receivable – Related Party

As of December 31, 2022 and 2021, the Company did not have loan receivable balance from related party. See details in NOTE 5.

Due to Related Parties

As of December 31, 2022 and 2021, balances of due to related parties were nil.

During fiscal year ended December 31, 2020, Hinman Au, a director of the Company, paid $4,000 expenses on behalf of the Company.